Offerings - Offering: 1	Mar. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, par value $0.01 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) The securities registered herein are offered pursuant to an automatic shelf registration statement on Form F-3ASR (Registration No. 333-294365) filed by SFL Corporation Ltd., effective March 17, 2026. (2) Calculated in accordance with Rule 457(r) and made in accordance with Rule 456(b) under the Securities Act of 1933, as amended.